Summary Of Quarterly Financial Data for TransUnion Corp. (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended	1 Months Ended	4 Months Ended	12 Months Ended		1 Months Ended		3 Months Ended										2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended	2 Months Ended		3 Months Ended
	Dec. 31, 2012	Apr. 30, 2012 TransUnion Corp-Predecessor	Apr. 30, 2012 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2010 TransUnion Corp-Predecessor	Apr. 30, 2012 TransUnion Corp-Predecessor TransUnion Corp.		Mar. 31, 2012 TransUnion Corp-Predecessor TransUnion Corp.		Dec. 31, 2011 TransUnion Corp-Predecessor TransUnion Corp.		Sep. 30, 2011 TransUnion Corp-Predecessor TransUnion Corp.		Jun. 30, 2011 TransUnion Corp-Predecessor TransUnion Corp.		Mar. 31, 2011 TransUnion Corp-Predecessor TransUnion Corp.		Jun. 30, 2012 TransUnion Corp-Successor	Jun. 30, 2013 TransUnion Corp-Successor	Jun. 30, 2013 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor	Jun. 30, 2012 TransUnion Corp-Successor TransUnion Corp.		Dec. 31, 2012 TransUnion Corp-Successor TransUnion Corp.		Sep. 30, 2012 TransUnion Corp-Successor TransUnion Corp.
Quarterly Financial Information [Line Items]
Revenue						$ 92.4	[1],[2]	$ 280.6	[1],[2]	$ 253.0	[1]	$ 267.6	[1]	$ 257.5	[1]	$ 245.9	[1],[3]					$ 190.9	[1],[2]	$ 284.4	[1]	$ 291.7	[1]
Operating income (loss)		(65.8)	(0.2)	252.7	216.1	(65.8)	[1],[2]	65.6	[1],[2]	64.3	[1]	72.8	[1]	60.5	[1]	55.1	[1],[3]	37.0	39.8	84.3	142.1	37.0	[1],[2]	43.6	[1]	61.6	[1]
Net income (loss)		(64.5)	(52.4)	48.8	44.9	(64.5)	[1],[2]	12.1	[1],[2]	18.0	[1]	29.3	[1]	24.9	[1]	(23.4)	[1],[3]	10.8	11.9	23.3	47.9	10.8	[1],[2]	14.1	[1]	23.0	[1]
Net income (loss) attributable to TransUnion Corp.		(65.1)	(54.9)	40.8	36.6	(65.1)	[1],[2]	10.2	[1],[2]	16.3	[1]	27.1	[1]	22.9	[1]	(25.5)	[1],[3]	9.6	10.2	20.4	43.0	9.6	[1],[2]	12.6	[1]	20.8	[1]
Income (loss) from continuing operations										18.0	[1]	29.3	[1]	25.2	[1]	(23.3)	[1],[3]
Discontinued operations, net of tax	$ 0			$ (0.5)	$ 8.2									$ (0.3)	[1]	$ (0.1)	[1],[3]

[1]	The sum of the quarterly totals may not equal the annual totals due to rounding.
[2]	For the three months ended March 31, 2012, net income (loss) and net income (loss) attributable to TransUnion Corp included $2.6 million of acquisition fees related to the 2012 Change in Control Transaction. For the one month ended April 30, 2012, net income (loss) and net income (loss) attributable to TransUnion Corp included $18.3 million of acquisition fees related to the 2012 Change in Control Transaction. For the one month ended April 30, 2012, operating income (loss), net income (loss) and net income (loss) attributable to TransUnion Corp all included $90.0 million of accelerated stock-based compensation and related expense as a result of the 2012 Change in Control Transaction. For the two months ended June 30, 2012, operating income (loss), net income (loss) and net income (loss) attributable to TransUnion Corp all included $0.3 million of accelerated stock-based compensation and related expense as a result of the 2012 Change in Control Transaction
[3]	For the three months ended March 31, 2011, as a result of refinancing our senior secured credit facility in February 2011, the Company incurred a $59.3 million loss on the early extinguishment of debt consisting of a write-off of $49.8 million of previously unamortized deferred financing fees and a prepayment premium of $9.5 million. See Note 13, "Debt," for additional information.